Redeemable convertible preferred stock	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Redeemable convertible preferred stock

5. Redeemable Convertible Preferred Stock and Common Stock

Series C preferred stock purchase agreement

On February 12, 2014, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) and issued 3,697,702 shares of Series C-1 convertible preferred stock (the “Series C-1”), warrants to purchase 7,395,404 shares of common stock at $1.01 a share (the “Common Warrants”) and warrants to purchase 1,848,851 shares of Series C-1 convertible preferred stock at $0.84 a share (the “C-1 Warrants”), respectively, for aggregate gross proceeds of $3,100,000, less issuance costs of $126,345 (the “Series C-1 Financing”). The Common Warrants were immediately exerciseable upon issuance and theC-1 Warrants became exerciseable following MabVax’s issuance of securities with an aggregate purchase price in excess of $3 million on July 7, 2014 as described below. The Common Warrants expire February 13, 2022, and the C-1 Warrants expire upon registration of the shares of common stock of the Company (or a successor entity) under the Securities Act of 1933 ( the “1933 Act”). Because the warrants are immediately convertible at the option of the holder, the Company recorded a deemed dividend of $2,214,911 from the beneficial conversion feature associated with the issuance of the Series C-1 convertible preferred stock and the Common Warrants and the C-1 Warrants.

In connection with the Series C-1 Financing, the Company agreed to use its reasonable best efforts to raise at least an additional $3,000,000 through the sale and issuance of shares of common stock initially intended to be at $4.19 per share (the “Subsequent Capital Raise”). Substantially all of the investors in the Series C-1 Financing executed a financing commitment letter (such letters, the “Financing Commitment Letters”) to purchase a pro rata number of shares of common stock at the purchase price of $4.19 per share, representing in the aggregate at least $750,000, subject to certain terms and conditions that the Company may or may not meet, including raising at least $3,000,000 from new investors in the Subsequent Capital Raise. In addition, each such commitment letter provided that, in the event that less than $3,000,000 is raised from new investors in the Subsequent Capital Raise and subject to certain terms and conditions that the Company may or may not meet, each investor party to such letter shall purchase shares of a to be authorized series of preferred stock designated as Series C-2 convertible preferred stock at $4.19 per share and in the aggregate amount of up to $3,000,000 (the “Backstop Capital Raise”).

On May 12, 2014, the Company and certain investors amended the Securities Purchase Agreement to, among other things, (i) lower the price per share of the Subsequent Capital Raise from $4.19 to approximately $2.76 per share, and (ii) provide that the price per share payable by investors as set forth in the Financing Commitment Letters would henceforth be the lower of (A) $4.19 a share and (B) the lowest price paid in the Subsequent Capital Raise. The price per share of the Backstop Capital Raise was not changed as a result of the amendment. On July 7, 2014, prior to the Merger, the Company raised over $3.0 million from the sale of common stock and the Backstop Capital Raise was no longer in effect.

The Series C-1 convertible preferred stock allows the holders to require that the Company redeem their shares of Series C-1, including any accrued but unpaid dividends, upon the occurrence of any of the following events (each, a “Triggering Event”): (i) the suspension of trading of common stock following registration of such shares, (ii) the failure to issue shares of common stock upon conversion of any Series C-1, (iii) the failure to authorize sufficient shares of common stock to permit the conversion of all outstanding Series C-1 and exercise of all Common Warrants and Series C-1 Warrants, (iv) failure to make certain required payments to the holders in excess of $25,000, (v) a default on indebtedness in the aggregate amount of $100,000, (vi) bankruptcy events, (vii) judgments requiring payments in excess of $100,000, (viii) consummation of a change of control with an entity which does not have a class of securities registered for trading, (ix) failure of the Company to initiate the process of becoming publicly traded (either through a Merger into a public company or the filing of a registration statement) within 4 months of the closing of the Series C-1 Financing, (x) failure to complete such Merger within one year or such registration within 4 months of the closing of the Series C-1 Financing, (xi) issuance of common stock in violation of certain restrictions relating to employee equity, (xii) issuance of debt in violation of any agreement relating to the Series C-1 Financing, (xiii) failure to convert the Series A or Series B Preferred Stock on or prior to the date the Company becomes publicly tradable, any deviation of 20% or more from the annual budget approved by such holders, (xiv) any deviation of 5% or more with respect to auditing and investors’ relations expenses, (xv) failure to deliver the 2013 audited financials within 45 days of the closing of the Series C Financing, (xvi) any deviation of any line item of the 2013 audited financials from those set forth in the 2013 unaudited financials delivered in connection with the Series C Financing or a breach of any representation, warranty, covenant or other term or condition of any agreement relating to the Series C Financing. Certain Triggering Events had occurred as of May 9, 2014, but were subsequently waived by the holders of Series C-1.

As a result of the Triggering Events, the Company has presented the Series C-1 preferred stock on the balance sheet as of June 30, 2014 as mezzanine equity (outside of permanent equity).

On July 8, 2014, the date of the Merger, all Series C-1 convertible preferred stock was converted into Series A-1 preferred stock, which has no redemption rights.

Conversion

The holders of Series C-1 may at any time voluntarily convert each share into a number of fully paid shares of common stock determined by dividing the liquidation preference (described below) by the initial conversion price of $0.84 per share. Conversion is subject to (a) proportional adjustment for certain dilutive issuances, splits, combinations and other recapitalizations or reorganizations and (b) a full ratchet anti-dilution adjustment upon issuance of shares of common stock (or securities convertible into shares of common stock) at a price per share (or with a conversion or exercise price per share) less than the applicable conversion price, and subject to customary carve outs and exclusions.

Under the terms described for a mandatory conversion, all outstanding Series C-1 shares shall be automatically converted into shares of Common Stock upon the affirmative election of the holders of a majority of the issued and outstanding shares of Series C-1. In the event that the Company does not issue the shares of common stock upon conversion of any Series C-1 shares, certain penalties, which may be paid in the form of cash or additional shares of common stock, will accrue. The number of shares of common stock issuable upon conversion of Series C-1 held by any particular holder, together with all affiliates of such holder, is capped at 4.99% of the issued and outstanding shares of common stock of the Company. Any shares in excess of such amount will be held in abeyance until such time as the issuance of such shares of common stock would not put such holder, together will all affiliates of such holder, above 4.99%. An individual holder may elect to increase this limit to up to 9.99% effective 61 days after providing notice to the Company.

Dividends

The holders of Series C-1 are entitled to cumulative cash dividends of 8% per annum, when and if declared by the Board of Directors. Such dividends are in preference to and prior to any payment of any dividend on Series B, Series A or common stock. If any dividend is declared and paid on any common stock, Series B or Series A, a dividend shall be declared and paid on Series C-1 preferred stock on an “as converted” basis.

The Company’s Series C-1 stockholders are entitled to cumulative dividends on each share held at a rate of 8% per annum on the Stated Value (as defined in the Series C-1 certificate of designations) from and after the first date of issuance of any Series C-1 whether or not declared by the Board and whether or not there are funds legally available for the payment of dividends and these securities are potentially redeemable. The Company immediately recognizes the changes in the redemption value as they occur and the carrying value of the security is adjusted to equal what the redemption amount would be as if redemption were to occur at the end of the reporting date based on the conditions that exist as of that date. The value adjustment made to the redemption value for the six months ended June 30, 2014 was an increase of $93,764.

Liquidation preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, Series C-1 stockholders shall be paid an amount equal to $0.84 per share, plus all accrued dividends, as adjusted to reflect any stock splits, stock dividends or other recapitalization. In addition, after setting apart or paying in full the Series C-1, Series A and B liquidation preference, any remaining assets of the Company available for distribution to stockholders, if any, shall be distributed to all stockholders of the Company with holders of preferred stock participating on an as converted basis without actually converting their preferred stock into common stock.

In the event that upon liquidation or dissolution, the assets and funds of the Company are insufficient to permit the payment to preferred stockholders of the full preferential amounts, then the entire assets and funds of the Company legally available for distribution are to be distributed ratably first to the holders of Series C-1, second to holders of Series B redeemable convertible preferred stock, third to the holders of Series A redeemable convertible preferred stock and fourth on a pro rata basis to all stockholders of the Company on an as-converted basis.

Voting rights

Each holder of Series C-1 redeemable convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which such holder’s shares are convertible. In addition, the consent of the Required Holders is required in certain circumstances.

Series A and Series B preferred stock

In January 2014, the holders of the Series B Warrant exercised their rights to purchase 194,281 shares of Series B for proceeds of $1,942.

In February 2014, the holders of Series A and B preferred stock waived any rights to all prior accrued dividends they may have had a right to receive and amended the Company’s Certificate of Incorporation to eliminate their right to accrue dividends in the future as an inducement to buyers in the Series C-1 Financing. The effect of this change reduced the liquidation preference for the Series A by approximately $2.1 million and the Series B by approximately $430,000.

As of December 31, 2013, the holders of Series A and B were entitled to cumulative cash dividends of 8% per annum, when and if declared by the Board of Directors. Such dividends are in preference to and prior to any payment of any dividend on common stock. If any dividend is declared and paid on any common stock, a dividend shall be declared and paid on Series A and B preferred stock on an “as converted” basis.

Cumulative preferred stock dividends, when and if declared, for Series A preferred stock totaled none and $2,114,818 (none and $2.21 per share) and for Series B preferred stock totaled none and $430,944 (none and $0.48 per share) as of June 30, 2014 and December 31, 2013, respectively. No dividends have been declared by the Board of Directors since inception of either of the Series A or the Series B preferred stock.

Redemption and its removal

As of December 31, 2013, the holders of a majority interest of the Series A and B preferred stock held a right to redeem (the “Redemption Right”), at any time on or after the fifth anniversary of the issuance date, upon request of at least 60% of the holders, all of their preferred stock at a redemption price of $6.17 and $6.82 per share of Series A and B preferred stock, respectively, exclusive of dividends. Due to these terms, the Company classified all of the preferred stock as mezzanine equity (outside of permanent equity) as of December 31, 2013.

In March 2014, the majority of holders or more than 60% of the Series A and B stockholders agreed by letter commitment to the Company to relinquish the Redemption Right, and the Company reclassified the presentation on the condensed balance sheets as permanent equity following the agreement.

Liquidation preference

As of December 31, 2013, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the Series A and B stockholders shall be paid an amount equal to $6.17 and $6.82 per share, respectively, plus all declared and unpaid dividends, as adjusted to reflect any stock splits, stock dividends or other recapitalization. In addition, after setting apart or paying in full the Series A and B liquidation preference, any remaining assets of the Company available for distribution to stockholders shall be distributed to all stockholders of the Company with holders of preferred stock participating on an as converted basis without actually converting their preferred stock into common stock.

In the event that upon liquidation or dissolution, the assets and funds of the Company are insufficient to permit the payment to preferred stockholders of the full preferential amounts, then the entire assets and funds of the Company legally available for distribution are to be distributed ratably first to the holders of Series B redeemable convertible preferred stock, second to the holders of Series A redeemable convertible preferred stock and third on a pro rata basis to all stockholders of the Company on an as-converted basis.

The Series A and B stockholders subordinated their liquidation preference to Series C-1 stockholders by giving up their dividend rights, as an incentive for the Series C-1 stockholders to make an investment in the Company. This decreased the liquidation preference on Series A redeemable convertible preferred stock from $8,013,996 as of December 31, 2013 to $5,899,178 as of June 30, 2014 and for Series B redeemable convertible preferred stock the liquidation preference was reduced from $6,509,866 as of December 31, 2013 to $6,078,992 as of June 30, 2014.

Common Stock

From June 27 through June 30, 2014, MabVax issued 164,093 shares of common stock for aggregate proceeds of approximately $400,400, including $325,400 in cash and a $75,000 receivable, net of issuance costs of approximately $24,600, with certain institutional investors. The $75,000 receivable was collected by the July 7, 2014 closing of the common stock financing.

Note 4 – Redeemable convertible preferred stock

During March 5 to July 10, 2008, the Company entered into a Series A preferred stock purchase agreement pursuant to which the Company sold 307,942 shares for an aggregate receipt of $1,802,199 in cash, net of $96,979 in issuance costs, at a price per share of $6.17.

During August 14 to December 2, 2009, the Company entered into a Series A preferred stock purchase agreement pursuant to which the Company sold 162,076 shares for an aggregate receipt of $996,427 in cash, net of $3,573 in issuance costs, at a price per share of $6.17.

During February 17 to July 29, 2010, the Company entered into a Series A preferred stock purchase agreement pursuant to which the Company sold 243,111 shares for an aggregate receipt of $1,494,640 in cash, net of $5,360 in issuance costs, at a price per share of $6.17.

During January 4 to July 26, 2011, the Company entered into a Series A preferred stock purchase agreement pursuant to which the Company sold 243,111 shares for an aggregate receipt of $1,494,640 in cash, net of $5,360 in issuance costs, at a price per share of $6.17.

In November 2012, the Company sold 201,613 shares and entered into a Series B preferred stock purchase agreement pursuant to which the investor provided the Company with an aggregate of $1,348,549 in funds, net of issuance costs of $21,893, at a price per share of $6.82.

In early 2012, the Company issued convertible debt and received $1,250,000 in cash. The debt bears interest at a rate of 4% per annum and will mature upon the earlier of the one year anniversary of issuance or a sale of the Company unless redeemed prior to that date. The debt will be automatically converted upon a qualified financing event. In November 2012, the convertible debt holders elected to convert all convertible debt and accrued interest for $1,278,922, at a conversion rate of $6.82 for 187,673 shares of Series B preferred stock.

In November 2012, the Company sold 91,642 shares and entered into a Series B preferred stock purchase agreement pursuant to which the investor provided the Company with a prepaid amount of $625,000 for future contract research services, which was recorded at a price per share of $6.82. At December 31, 2012, the prepaid services were $539,633. The prepaid balance was expensed in full during the year ended December 31, 2013.

During February 2013 through December 2013, the Company sold an additional 410,557 shares of Series B preferred stock in exchange for $2,792,993 in funds, net of issuance costs of $7,007. The Company also issued warrants to purchase an additional 194,281 shares of Series B preferred stock at an exercise price of $0.01 per share (the “Series B Warrant”). The Series B Warrant is exercisable immediately and has a term of five years. Because the Series B Warrant is immediately convertible at the option of the holder, the Company recorded a deemed dividend of $691,812 from the beneficial conversion feature associated with the issuance of the Series B convertible preferred stock and the Series B Warrant. In January 2014, the holders of the Series B Warrant exercised their rights to purchase 194,281 shares of Series B preferred stock for proceeds of $1,943.

The Company valued the warrants at fair value at the date the warrants were issued, using the Black-Scholes valuation model with the following assumptions; contractual term of five years, volatility of 86%, no dividend yield and a risk-free interest rate of 0.28%.

Conversion

The holders of Series A and Series B preferred stock may at any time voluntarily convert each share into a number of fully paid shares of common stock determined by dividing the liquidation preference (described below) by the initial conversion price of $6.17 and $6.82 per share, respectively. Conversion is subject to (a) proportional adjustment for certain dilutive issuances, splits, combinations and other recapitalizations or reorganizations and (b) a weighted average anti-dilution adjustment upon issuance of shares of common stock (or securities convertible into shares of common stock) at a price per share (or with a conversion or exercise price per share) less than the applicable conversion price, and subject to customary carve outs and exclusions.

Under the terms described for a mandatory conversion, all outstanding Series A and Series B preferred stock shall be automatically converted upon closing of a public offering in which the sale of common shares are at a purchase price of not less than $18.51 per share. In connection with the amendment and restatement of the Company’s Certificate of Incorporation in February 2014, the mandatory conversion provisions were revised to provide that all outstanding Series A and Series B shares shall be automatically converted into shares of Common Stock immediately prior to the date on which the shares of common stock are registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and upon the consummation of a merger by the Company into an entity with shares of common stock registered under the 1934 Act.

Dividends

As of December 31, 2013, the holders of Series A and B were entitled to cumulative cash dividends of 8% per annum, when and if declared by the Board of Directors. Such dividends are in preference to and prior to any payment of any dividend on common stock. If any dividend is declared and paid on any common stock, a dividend shall be declared and paid on Series A and B preferred stock on an “as converted” basis.

Cumulative preferred stock dividends, when and if declared, for Series A preferred stock totaled $2,114,818 and $1,521,188 ($2.21 and $1.59 per share) and for Series B preferred stock totaled $430,944 and $45,596 ($0.48 and $0.09 per share) as of December 31, 2013 and 2012, respectively. Since its Inception through December 31, 2013, no dividends have been declared by the Board of Directors.

In February 2014, the holders of Series A and B preferred stock waived any rights to all accrued dividends they may have had a right to receive and amended the Company’s Certificate of Incorporation to eliminate their right to accrue dividends in the future as an inducement to buyers in the Series C-1 Preferred Stock Financing (See Note 10).

Redemption

As of December 31, 2013, the holders of a majority interest of the Series A and B preferred stock held a right to redeem (the “Redemption Right”), at any time on or after the fifth anniversary of the issuance date, upon request of at least 60% of the holders, all of their preferred stock at a redemption price of $6.17 and $6.82 per share of Series A and B preferred stock, respectively, exclusive of dividends. Due to these terms, the Company has classified all of the preferred stock as mezzanine equity (outside of permanent equity) as of December 31, 2013 and 2012. Subsequently in March 2014, the majority of holders or more than 60% of the Series A and B shareholders agreed by letter commitment to the Company to relinquish the Redemption Right (See Note 10).

Liquidation preference

As of December 31, 2013, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the Series A and B stockholders shall be paid an amount equal to $6.17 and $6.82 per share, respectively, plus all declared and unpaid dividends, as adjusted to reflect any stock splits, stock dividends or other recapitalization. In addition, after setting apart or paying in full the Series A and B liquidation preference, any remaining assets of the Company available for distribution to stockholders shall be distributed to all stockholders of the Company with holders of preferred stock participating on an as converted basis without actually converting their preferred stock into common stock.

In the event that upon liquidation or dissolution, the assets and funds of the Company are insufficient to permit the payment to preferred stockholders of the full preferential amounts, then the entire assets and funds of the Company legally available for distribution are to be distributed ratably first to the holders of Series B redeemable convertible preferred stock, second to the holders of Series A redeemable convertible preferred stock and third on a pro rata basis to all stockholders of the Company on an as-converted basis.

Subsequently in March 2014, the Series A and B stockholders subordinated their liquidation preference to Series C stockholders, as an incentive for the Series C stockholders to make an investment in the Company (See Note 10).

Voting rights

Each holder of Series A and Series B redeemable convertible preferred stock is entitled to the number of votes equal to the number of shares of common stock into which such holder’s shares are convertible.